Equity Method Investments (Details) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Feb. 06, 2026 USD ($)	Feb. 06, 2026 EUR (€)
Equity Method Investments [Abstract]
Gain on disposal of equity method investment	$ 523	$ 0
Loss on equity method investment	(7)	$ (44)
RGI [Member]
Equity Method Investments [Abstract]
Ownership percentage			76.20%	76.20%
Gain on disposal of equity method investment	$ 523
RGI [Member] | WEC [Member]
Equity Method Investments [Abstract]
Ownership percentage			45.00%	45.00%
Sales price of equity method investment			$ 17,980	€ 15.5